ASSET RETIREMENT OBLIGATIONS	6 Months Ended
Jun. 30, 2014
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

7.          ASSET RETIREMENT OBLIGATIONS

During the six months ended June 30, 2014, the Company recognized asset retirement obligations (ARO) in the amount of $168 million. Of the amount, $64 million related to the decommissioning of certain portions of Line 6B of EEP’s Lakehead System in connection with the replacement work expected to occur in 2014 and $104 million related to the Canadian and United States portions of the Line 3 Replacement Program announced in March 2014.

The Company records ARO at fair value in the period in which they can be reasonably determined. Fair value is determined based on expected future cash flows and estimated retirement periods, as well as discount and inflation rates. As at June 30, 2014, ARO of $64 million were classified within Accounts payable and other and $104 million were classified within Other long-term liabilities, with an offset to Property, plant and equipment on the Consolidated Statements of Financial Position.